UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Global Equity Income Fund
Class A:
SPQAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Global Equity Income Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class A	$61	1.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%
MF203E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy votin
g informa
tion. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	A
NASDAQ	SPQAX
CUSIP	74441L808
MF203E2A

PGIM Jennison Global Equity Income Fund
Class C:
AGOCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Global Equity Income Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class C	$114	2.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%
MF203E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-
3529
from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	C
NASDAQ	AGOCX
CUSIP	74441L873
MF203E2C

PGIM Jennison Global Equity Income Fund
Class R:
PJERX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Global Equity Income Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R	$79	1.46%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%
MF203E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	R
NASDAQ	PJERX
CUSIP	74441L790
MF203E2R

PGIM Jennison Global Equity Income Fund
Class Z:
JDEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Global Equity Income Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class Z	$48	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%
MF203E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	Z
NASDAQ	JDEZX
CUSIP	74441L832
MF203E2Z

PGIM Jennison Global Equity Income Fund
Class R6:
PJIQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Global Equity Income Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R6	$43	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%
MF203E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	R6
NASDAQ	PJIQX
CUSIP	74441L816
MF203E2R6

PGIM Quant Solutions Mid-Cap Value Fund
Class A:
SPRAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Mid-Cap Value Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class A	$61	1.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%
MF202E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	A
NASDAQ	SPRAX
CUSIP	74441L105
MF202E2A

PGIM Quant Solutions Mid-Cap Value Fund
Class C:
NCBVX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Mid-Cap Value Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class C	$104	1.95%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%
MF202E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	C
NASDAQ	NCBVX
CUSIP	74441L303
MF202E2C

PGIM Quant Solutions Mid-Cap Value Fund
Class R:
SDVRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Quant Solutions Mid-Cap Value Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R	$78	1.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%
MF202E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R
NASDAQ	SDVRX
CUSIP	74441L782
MF202E2R

PGIM Quant Solutions Mid-Cap Value Fund
Class Z:
SPVZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Mid-Cap Value Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class Z	$47	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%
MF202E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SPVZX
CUSIP	74441L709
MF202E2Z

PGIM Quant Solutions Mid-Cap Value Fund
Class R2:
PMVEX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Quant Solutions Mid-Cap Value Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R2	$66	1.23%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%
MF202E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PMVEX
CUSIP	74441L758
MF202E2R2

PGIM Quant Solutions Mid-Cap Value Fund
Class R4:
PMVFX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Quant Solutions Mid-Cap Value Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R4	$52	0.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%
MF202E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PMVFX
CUSIP	74441L741
MF202E2R4

PGIM Quant Solutions Mid-Cap Value Fund
Class R6:
PMVQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Mid-Cap Value Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R6	$39	0.73%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%
MF202E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R6
NASDAQ	PMVQX
CUSIP	74441L824
MF202E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

PGIM Jennison Global Equity Income Fund

PGIM Quant Solutions Mid-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Global Equity Income Fund	2
PGIM Quant Solutions Mid-Cap Value Fund	14
Notes to Financial Statements	36

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS 97.1%

Australia 0.9%

Transurban Group, UTS	748,936	$7,590,288

Canada 6.9%

BCE, Inc.	303,600	7,214,789
Canadian National Railway Co.	72,058	8,079,864
Enbridge, Inc.	540,668	29,987,799
Pembina Pipeline Corp.	282,586	13,154,130

		58,436,582

France 10.7%

AXA SA	847,434	40,850,806
Cie Generale des Etablissements Michelin SCA	466,409	16,896,155
Orange SA	946,584	19,710,104
Vinci SA	82,510	12,477,359

		89,934,424

Italy 4.2%

Enel SpA	3,052,811	35,643,692

South Korea 1.8%

Samsung Electronics Co. Ltd.	99,497	14,983,023

Switzerland 3.8%

Zurich Insurance Group AG	46,137	32,167,653

United Kingdom 8.3%

AstraZeneca PLC	108,630	20,354,003
National Grid PLC	2,218,812	39,718,029
Unilever PLC	162,600	9,482,041

		69,554,073

United States 60.5%

AbbVie, Inc.	160,547	33,926,792
Air Products & Chemicals, Inc.	16,481	4,945,124
Amgen, Inc.	35,340	12,236,475
Apple, Inc.	75,094	20,376,757
Broadcom, Inc.	76,619	31,983,069
Camden Property Trust, REIT	42,968	4,512,499
Caterpillar, Inc.	44,842	39,914,313
Cisco Systems, Inc.	98,325	8,996,738
Corning, Inc.	179,601	29,497,668
Gaming & Leisure Properties, Inc., REIT	250,525	12,140,442
Gateway Energy & Resource Holdings LLC, Private Placement, 144A*^(x)	100,000	14,250
International Business Machines Corp.	52,728	12,179,113
JPMorgan Chase & Co.	81,511	25,531,691
Lam Research Corp.	153,272	39,522,718
Lincoln National Corp.	159,901	6,045,857
Linde PLC	11,796	5,911,447
McDonald’s Corp.	20,076	5,894,113
MetLife, Inc.	269,709	21,603,691
Microsoft Corp.	11,235	4,581,408
NextEra Energy, Inc.	47,319	4,631,584
PepsiCo, Inc.	39,856	6,316,777
PNC Financial Services Group, Inc. (The)	67,309	15,009,907
Prologis, Inc., REIT	193,573	27,491,237
Republic Services, Inc.	46,501	9,728,939

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Sanofi SA	153,785	$14,390,658
Schneider Electric SE	21,523	6,848,808
Shell PLC, ADR	283,119	25,670,400
Texas Instruments, Inc.	72,299	20,321,803
Union Pacific Corp.	44,231	11,919,370
Walmart, Inc.	199,820	26,362,253
Williams Cos., Inc. (The)	269,367	20,555,396

		509,061,297

TOTAL COMMON STOCKS (cost $436,623,924)		817,371,032

PREFERRED STOCKS 1.8%

United States

Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	46,741	3,374,700
PG&E Corp., CVT, 6.000%, Series A, Maturing 12/01/27	279,165	11,741,680

TOTAL PREFERRED STOCKS (cost $16,384,242)		15,116,380

TOTAL LONG-TERM INVESTMENTS (cost $453,008,166)		832,487,412

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $3,506,394)(wb)	3,506,394	3,506,394

TOTAL INVESTMENTS 99.3% (cost $456,514,560)		835,993,806
Other assets in excess of liabilities 0.7%		5,502,079

NET ASSETS 100.0%		$841,495,885

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $ 14,250 and 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Gateway Energy & Resource Holdings LLC, Private Placement, 144A*^	12/14/07	$2,000,000	$14,250	0.0%

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund  3

PGIM Jennison Global Equity Income Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$7,590,288	$—
Canada	58,436,582	—	—
France	—	89,934,424	—
Italy	—	35,643,692	—
South Korea	—	14,983,023	—
Switzerland	—	32,167,653	—
United Kingdom	20,354,003	49,200,070	—
United States	487,807,581	21,239,466	14,250
Preferred Stocks
United States	15,116,380	—	—
Short-Term Investment
Affiliated Mutual Fund	3,506,394	—	—

Total	$585,220,940	$250,758,616	$14,250

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Insurance	12.0%
Semiconductors & Semiconductor Equipment	10.9
Oil, Gas & Consumable Fuels	10.7
Electric Utilities	6.2
Biotechnology	5.5
Banks	4.8
Machinery	4.7
Multi-Utilities	4.7
Technology Hardware, Storage & Peripherals	4.2
Pharmaceuticals	4.1
Electronic Equipment, Instruments & Components	3.5
Industrial REITs	3.3
Diversified Telecommunication Services	3.1
Consumer Staples Distribution & Retail	3.1
Ground Transportation	2.3
Automobile Components	2.0
Construction & Engineering	1.5
IT Services	1.5
Specialized REITs	1.4
Chemicals	1.3

Commercial Services & Supplies	1.2%
Personal Care Products	1.2
Communications Equipment	1.1
Transportation Infrastructure	0.9
Electrical Equipment	0.8
Beverages	0.8
Hotels, Restaurants & Leisure	0.7
Software	0.5
Residential REITs	0.5
Affiliated Mutual Fund	0.4
Aerospace & Defense	0.4
Energy Equipment & Services	0.0 *

99.3
Other assets in excess of liabilities	0.7

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $453,008,166)	$832,487,412
Affiliated investments (cost $3,506,394)	3,506,394
Foreign currency, at value (cost $31,330)	29,827
Tax reclaim receivable	5,289,486
Dividends receivable	1,289,043
Receivable for Fund shares sold	72,011
Prepaid expenses and other assets	3,027

Total Assets	842,677,200

Liabilities
Management fee payable	497,017
Payable for Fund shares purchased	421,073
Distribution fee payable	142,128
Transfer agent’s fees and expenses payable	64,686
Affiliated transfer agent fee payable	48,394
Accrued expenses and other liabilities	7,730
Directors’ fees payable	287

Total Liabilities	1,181,315

Net Assets	$841,495,885

Net assets were comprised of:
Common stock, at par	$48,312
Paid-in capital in excess of par	442,205,990
Total distributable earnings (loss)	399,241,583

Net assets, April 30, 2026	$841,495,885

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 5

PGIM Jennison Global Equity Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A
Net asset value and redemption price per share, ($626,116,481 ÷ 35,835,128 shares of common stock issued and outstanding)	$17.47
Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price to public	$18.49

Class C
Net asset value, offering price and redemption price per share, ($10,880,426 ÷ 759,880 shares of common stock issued and outstanding)	$14.32

Class R
Net asset value, offering price and redemption price per share, ($20,017,887 ÷ 1,145,474 shares of common stock issued and outstanding)	$17.48

Class Z
Net asset value, offering price and redemption price per share, ($170,648,231 ÷ 9,781,797 shares of common stock issued and outstanding)	$17.45

Class R6
Net asset value, offering price and redemption price per share, ($13,832,860 ÷ 790,044 shares of common stock issued and outstanding)	$17.51

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $581,948 foreign withholding tax)	$10,302,156
Affiliated dividend income	70,792
Other income	18,369

Total income	10,391,317

Expenses
Management fee	2,877,583
Distribution fee(a)	990,658
Transfer agent’s fees and expenses (including affiliated expense of $92,193)(a)	390,274
Custodian and accounting fees	41,964
Registration fees(a)	30,279
Shareholders’ reports	27,072
Professional fees	20,852
Audit fee	15,756
Directors’ fees	9,528
Miscellaneous	31,234

Total expenses	4,435,200
Less: Fee waiver and/or expense reimbursement(a)	(4,209)
Distribution fee waiver(a)	(167,479)

Net expenses	4,263,512

Net investment income (loss)	6,127,805

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	17,003,215
Foreign currency transactions	33,090

17,036,305

Net change in unrealized appreciation (depreciation) on:
Investments	106,575,105
Foreign currencies	149,117

106,724,222

Net gain (loss) on investment and foreign currency transactions	123,760,527

Net Increase (Decrease) In Net Assets Resulting From Operations	$129,888,332

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	870,678	52,882	67,098	—	—
Transfer agent’s fees and expenses	293,085	12,841	12,560	71,137	651
Registration fees	8,578	4,973	3,400	8,298	5,030
Fee waiver and/or expense reimbursement	—	—	—	—	(4,209)
Distribution fee waiver	(145,113)	—	(22,366)	—	—

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 7

PGIM Jennison Global Equity Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,127,805	$15,883,951
Net realized gain (loss) on investment and foreign currency transactions	17,036,305	48,372,282
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	106,724,222	59,612,140

Net increase (decrease) in net assets resulting from operations	129,888,332	123,868,373

Dividends and Distributions
Distributions from distributable earnings
Class A	(38,899,132)	(27,538,358)
Class C	(835,679)	(610,204)
Class R	(1,119,011)	(780,858)
Class Z	(10,688,297)	(7,598,331)
Class R6	(852,834)	(633,339)

	(52,394,953)	(37,161,090)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,279,139	20,680,786
Net asset value of shares issued in reinvestment of dividends and distributions	48,200,161	34,010,807
Cost of shares purchased	(56,996,647)	(117,110,240)

Net increase (decrease) in net assets from Fund share transactions	11,482,653	(62,418,647)

Total increase (decrease)	88,976,032	24,288,636

Net Assets:

Beginning of period	752,519,853	728,231,217

End of period	$841,495,885	$752,519,853

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.91		$14.14	$12.12	$12.96		$15.39	$12.40
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.32	0.35	0.33		0.25	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.56		2.19	2.84	(0.01	)(b)	(1.88)	3.90
Total from investment operations	2.68		2.51	3.19	0.32		(1.63)	4.15
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.31)	(0.35)	(0.34)		(0.23)	(0.25)
Distributions from net realized gains	(1.00)		(0.43)	(0.82)	(0.82)		(0.57)	(0.91)
Total dividends and distributions	(1.12)		(0.74)	(1.17)	(1.16)		(0.80)	(1.16)
Net asset value, end of period	$17.47		$15.91	$14.14	$12.12		$12.96	$15.39
Total Return(c):	17.85%		18.70%	27.48%	2.22%		(11.04)%	34.94%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$626		$562	$543	$501		$558	$690
Average net assets (in millions)	$585		$537	$544	$562		$633	$653
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.13	%(e)	1.15%	1.16%	1.17%		1.15%	1.14%
Expenses before waivers and/or expense reimbursement	1.18	%(e)	1.20%	1.21%	1.22%		1.20%	1.19%
Net investment income (loss)	1.54	%(e)	2.18%	2.60%	2.55%		1.72%	1.72%
Portfolio turnover rate(f)	1%		5%	6%	11%		19%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 9

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.25		$11.90	$10.38	$11.26	$13.48	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.14	0.19	0.19	0.11	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.09		1.84	2.40	- (b)	(1.62)	3.44
Total from investment operations	2.13		1.98	2.59	0.19	(1.51)	3.57
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.25)	(0.25)	(0.14)	(0.17)
Distributions from net realized gains	(1.00)		(0.43)	(0.82)	(0.82)	(0.57)	(0.91)
Total dividends and distributions	(1.06)		(0.63)	(1.07)	(1.07)	(0.71)	(1.08)
Net asset value, end of period	$14.32		$13.25	$11.90	$10.38	$11.26	$13.48
Total Return(c):	17.32%		17.51%	26.21%	1.38%	(11.71)%	33.98%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$11	$13	$18	$36	$71
Average net assets (in millions)	$11		$11	$15	$27	$53	$105
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.11	%(e)	2.12%	2.10%	2.04%	1.94%	1.88%
Expenses before waivers and/or expense reimbursement	2.11	%(e)	2.12%	2.10%	2.04%	1.94%	1.88%
Net investment income (loss)	0.55	%(e)	1.20%	1.70%	1.69%	0.92%	1.02%
Portfolio turnover rate(f)	1%		5%	6%	11%	19%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.92		$14.14	$12.13	$12.96	$15.39	$12.40
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.27	0.30	0.29	0.20	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.56		2.19	2.84	- (b)	(1.87)	3.90
Total from investment operations	2.66		2.46	3.14	0.29	(1.67)	4.11
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.25)	(0.31)	(0.30)	(0.19)	(0.21)
Distributions from net realized gains	(1.00)		(0.43)	(0.82)	(0.82)	(0.57)	(0.91)
Total dividends and distributions	(1.10)		(0.68)	(1.13)	(1.12)	(0.76)	(1.12)
Net asset value, end of period	$17.48		$15.92	$14.14	$12.13	$12.96	$15.39
Total Return(c):	17.68%		18.32%	27.00%	1.99%	(11.32)%	34.53%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20		$17	$17	$15	$18	$23
Average net assets (in millions)	$18		$16	$17	$17	$21	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.46	%(e)	1.47%	1.51%	1.47%	1.46%	1.45%
Expenses before waivers and/or expense reimbursement	1.71	%(e)	1.72%	1.76%	1.72%	1.71%	1.70%
Net investment income (loss)	1.22	%(e)	1.87%	2.26%	2.26%	1.42%	1.42%
Portfolio turnover rate(f)	1%		5%	6%	11%	19%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 11

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.89		$14.12	$12.11	$12.95		$15.37	$12.39
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.35	0.38	0.37		0.29	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.56		2.20	2.84	(0.01	)(b)	(1.87)	3.89
Total from investment operations	2.70		2.55	3.22	0.36		(1.58)	4.18
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.35)	(0.39)	(0.38)		(0.27)	(0.29)
Distributions from net realized gains	(1.00)		(0.43)	(0.82)	(0.82)		(0.57)	(0.91)
Total dividends and distributions	(1.14)		(0.78)	(1.21)	(1.20)		(0.84)	(1.20)
Net asset value, end of period	$17.45		$15.89	$14.12	$12.11		$12.95	$15.37
Total Return(c):	18.02%		19.03%	27.76%	2.52%		(10.73)%	35.26%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$171		$151	$142	$138		$165	$214
Average net assets (in millions)	$158		$142	$144	$159		$194	$215
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.89%	0.89%	0.89%		0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.88	%(e)	0.89%	0.89%	0.89%		0.87%	0.87%
Net investment income (loss)	1.79	%(e)	2.44%	2.87%	2.83%		2.01%	2.00%
Portfolio turnover rate(f)	1%		5%	6%	11%		19%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.95		$14.16	$12.14	$12.98		$15.41	$12.42
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.36	0.40	0.40		0.29	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.55		2.22	2.84	(0.03	)(b)	(1.86)	3.92
Total from investment operations	2.70		2.58	3.24	0.37		(1.57)	4.20
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.36)	(0.40)	(0.39)		(0.29)	(0.30)
Distributions from net realized gains	(1.00)		(0.43)	(0.82)	(0.82)		(0.57)	(0.91)
Total dividends and distributions	(1.14)		(0.79)	(1.22)	(1.21)		(0.86)	(1.21)
Net asset value, end of period	$17.51		$15.95	$14.16	$12.14		$12.98	$15.41
Total Return(c):	18.07%		19.16%	27.89%	2.60%		(10.70)%	35.33%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14		$12	$14	$16		$13	$13
Average net assets (in millions)	$13		$12	$15	$18		$13	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.80%	0.80%		0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.87	%(e)	0.87%	0.89%	0.85%		0.86%	0.93%
Net investment income (loss)	1.86	%(e)	2.52%	2.97%	3.06%		2.07%	1.90%
Portfolio turnover rate(f)	1%		5%	6%	11%		19%	12%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 13

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 99.4%

Aerospace & Defense 2.1%

ATI, Inc.*	10,100	$1,570,146
L3Harris Technologies, Inc.	1,480	474,414
Textron, Inc.	8,600	825,256
V2X, Inc.*	6,100	413,641
Woodward, Inc.	1,500	544,485

		3,827,942

Air Freight & Logistics 0.7%

Expeditors International of Washington, Inc.	8,400	1,242,276

Automobile Components 0.7%

BorgWarner, Inc.	19,700	1,122,309
Lear Corp.	600	76,278
Versigent PLC*	566	19,793

		1,218,380

Automobiles 0.2%

Ford Motor Co.	29,300	353,944

Banks 0.9%

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,000	166,350
Civista Bancshares, Inc.	3,000	74,610
East West Bancorp, Inc.	4,200	531,174
OP Bancorp	12,400	177,816
Parke Bancorp, Inc.	5,300	159,583
Regions Financial Corp.	13,900	396,845
Third Coast Bancshares, Inc.*	4,200	156,828

		1,663,206

Beverages 0.5%

Boston Beer Co., Inc. (The) (Class A Stock)*	1,400	331,856
Coca-Cola Consolidated, Inc.	2,900	594,703

		926,559

Biotechnology 3.0%

Aurinia Pharmaceuticals, Inc. (Canada)*	28,600	440,011
Biogen, Inc.*	5,600	1,059,968
Exelixis, Inc.*	27,700	1,231,542
Incyte Corp.*	9,600	914,592
Roivant Sciences Ltd.*	6,800	194,004
United Therapeutics Corp.*	2,800	1,599,780

		5,439,897

Building Products 1.7%

Advanced Drainage Systems, Inc.	7,400	1,104,450
Allegion PLC	1,100	151,228
Armstrong World Industries, Inc.	1,300	221,507
Carlisle Cos., Inc.	640	227,366
Hayward Holdings, Inc.*	12,200	183,122
Masco Corp.	15,700	1,127,574

		3,015,247

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 4.5%

Ameriprise Financial, Inc.	2,000	$949,580
Bank of New York Mellon Corp. (The)	18,800	2,526,156
Coinbase Global, Inc. (Class A Stock)*	1,440	270,389
Northern Trust Corp.	11,200	1,863,008
Robinhood Markets, Inc. (Class A Stock)*	6,300	459,207
SEI Investments Co.	2,800	253,904
State Street Corp.	6,100	932,324
T. Rowe Price Group, Inc.	4,600	473,248
Virtu Financial, Inc. (Class A Stock)	6,700	332,722
XP, Inc. (Brazil) (Class A Stock)	6,200	118,792

		8,179,330

Chemicals 1.1%

CF Industries Holdings, Inc.	11,900	1,477,980
NewMarket Corp.	680	459,422

		1,937,402

Commercial Services & Supplies 0.4%

Cimpress PLC (Ireland)*	1,200	106,152
Deluxe Corp.	22,100	688,415

		794,567

Communications Equipment 0.3%

Ciena Corp.*	600	316,548
Lumentum Holdings, Inc.*	300	270,696

		587,244

Construction & Engineering 1.1%

AECOM	4,200	353,220
MasTec, Inc.*	700	275,835
Valmont Industries, Inc.	2,800	1,422,512

		2,051,567

Consumer Finance 1.4%

Bread Financial Holdings, Inc.	5,100	432,378
PROG Holdings, Inc.	14,800	530,284
SLM Corp.	7,800	180,024
Synchrony Financial	17,500	1,333,500

		2,476,186

Consumer Staples Distribution & Retail 2.0%

Albertson’s Cos., Inc. (Class A Stock)	28,400	478,540
Dollar General Corp.	12,100	1,402,148
Dollar Tree, Inc.*	6,000	582,660
Kroger Co. (The)	3,200	217,824
Maplebear, Inc.*	7,700	326,095
Sysco Corp.	3,500	261,485
US Foods Holding Corp.*	2,700	252,423

		3,521,175

Containers & Packaging 0.8%

Ball Corp.	7,000	427,560
Crown Holdings, Inc.	10,300	1,012,593

		1,440,153

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 15

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Distributors 0.2%

GigaCloud Technology, Inc. (Class A Stock)*	6,800	$302,532

Diversified Consumer Services 0.9%

ADT, Inc.	43,300	326,049
Frontdoor, Inc.*	2,800	192,164
H&R Block, Inc.	12,300	390,279
Perdoceo Education Corp.	12,700	431,038
Strategic Education, Inc.	3,100	243,040

		1,582,570

Electric Utilities 4.3%

Edison International	22,900	1,591,321
Eversource Energy	19,400	1,371,580
Exelon Corp.	41,400	1,903,986
FirstEnergy Corp.	27,900	1,325,808
PG&E Corp.	91,100	1,514,082

		7,706,777

Electrical Equipment 2.9%

AMETEK, Inc.	7,700	1,813,350
nVent Electric PLC	10,300	1,471,870
Rockwell Automation, Inc.	4,400	1,799,204
Sensata Technologies Holding PLC	5,300	220,692

		5,305,116

Electronic Equipment, Instruments & Components 6.0%

Avnet, Inc.	10,000	825,100
CDW Corp.	5,700	780,387
Corning, Inc.	5,700	936,168
Flex Ltd.*	21,200	1,940,860
Ingram Micro Holding Corp.	21,500	661,555
Jabil, Inc.	4,600	1,552,454
Keysight Technologies, Inc.*	3,100	1,084,721
Kimball Electronics, Inc.*	8,600	232,286
ScanSource, Inc.*	9,600	394,752
TD SYNNEX Corp.	6,600	1,505,988
Vontier Corp.	25,200	904,176

		10,818,447

Energy Equipment & Services 1.1%

National Energy Services Reunited Corp.*	11,400	284,316
TechnipFMC PLC (United Kingdom)	23,400	1,768,338

		2,052,654

Entertainment 0.0%

Roku, Inc.*	300	34,968

Financial Services 0.5%

MGIC Investment Corp.	26,000	688,480
Radian Group, Inc.	8,000	286,640

		975,120

Food Products 1.5%

Archer-Daniels-Midland Co.	1,100	81,994
Darling Ingredients, Inc.*	9,700	623,031

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Fresh Del Monte Produce, Inc.	12,200	$511,058
Hormel Foods Corp.	3,200	68,704
Pilgrim’s Pride Corp.	8,400	278,040
Seaboard Corp.	20	113,718
Smithfield Foods, Inc.	39,700	1,043,316

		2,719,861

Gas Utilities 0.7%

National Fuel Gas Co.	12,200	1,029,436
UGI Corp.	5,700	205,713

		1,235,149

Ground Transportation 0.5%

J.B. Hunt Transport Services, Inc.	3,500	880,355

Health Care Equipment & Supplies 1.4%

ResMed, Inc.	2,780	594,392
Solventum Corp.*	13,900	936,304
STERIS PLC	4,200	910,896

		2,441,592

Health Care Providers & Services 1.9%

Cardinal Health, Inc.	5,200	1,002,976
Quest Diagnostics, Inc.	1,000	194,200
Tenet Healthcare Corp.*	6,800	1,204,416
Universal Health Services, Inc. (Class B Stock)	5,800	975,966

		3,377,558

Health Care REITs 0.1%

Omega Healthcare Investors, Inc.	2,900	136,213

Hotel & Resort REITs 0.8%

DiamondRock Hospitality Co.	23,200	236,640
Host Hotels & Resorts, Inc.	60,300	1,274,139

		1,510,779

Hotels, Restaurants & Leisure 1.3%

Carnival Corp.	38,800	1,028,588
Churchill Downs, Inc.	200	20,198
El Pollo Loco Holdings, Inc.*	18,700	252,824
Expedia Group, Inc.	300	74,511
Las Vegas Sands Corp.	1,600	87,376
Travel + Leisure Co.	12,900	834,114

		2,297,611

Household Durables 0.2%

PulteGroup, Inc.	3,347	409,539
Toll Brothers, Inc.	100	14,214

		423,753

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  17

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products 0.7%

Central Garden & Pet Co. (Class A Stock)*	1,000	$33,560
Church & Dwight Co., Inc.	12,400	1,203,544

		1,237,104

Insurance 4.9%

Allstate Corp. (The)	8,900	1,933,614
Arch Capital Group Ltd.*(a)	15,000	1,416,900
Axis Capital Holdings Ltd.	8,000	803,280
Globe Life, Inc.	7,100	1,095,530
Hartford Insurance Group, Inc. (The)	6,800	930,308
Heritage Insurance Holdings, Inc.*	16,300	477,916
RenaissanceRe Holdings Ltd. (Bermuda)	4,200	1,289,274
SiriusPoint Ltd.*	3,200	74,912
Slide Insurance Holdings, Inc.*	26,700	497,955
Universal Insurance Holdings, Inc.	5,900	233,817

		8,753,506

Interactive Media & Services 0.1%

EverQuote, Inc. (Class A Stock)*	10,400	149,968
MediaAlpha, Inc. (Class A Stock)*	8,800	74,888

		224,856

IT Services 1.1%

Cognizant Technology Solutions Corp. (Class A Stock)	24,600	1,301,340
DXC Technology Co.*	7,000	79,240
EPAM Systems, Inc.*	2,700	307,206
Information Services Group, Inc.	23,700	96,696
VeriSign, Inc.	500	134,330

		1,918,812

Life Sciences Tools & Services 2.3%

Charles River Laboratories International, Inc.*	1,600	267,152
Illumina, Inc.*	5,200	659,048
IQVIA Holdings, Inc.*	2,200	348,414
Medpace Holdings, Inc.*	540	226,076
Mettler-Toledo International, Inc.*	330	421,281
Sotera Health Co.*	57,100	888,476
West Pharmaceutical Services, Inc.	4,160	1,237,975

		4,048,422

Machinery 6.8%

AGCO Corp.	4,600	556,692
Allison Transmission Holdings, Inc.	11,200	1,504,720
Blue Bird Corp.*	7,700	493,647
Cummins, Inc.	980	657,590
Douglas Dynamics, Inc.	2,700	124,551
Dover Corp.	7,300	1,652,793
Fortive Corp.	22,100	1,321,359
Gates Industrial Corp. PLC*	900	23,049
Lincoln Electric Holdings, Inc.	4,400	1,166,000
Mueller Industries, Inc.	11,100	1,503,273
Nordson Corp.	4,300	1,240,335
Pentair PLC	7,300	589,183

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Toro Co. (The)	12,400	$1,180,108
Xylem, Inc.	2,000	236,320

		12,249,620

Marine Transportation 0.3%

Costamare, Inc. (Monaco)	36,700	609,954

Media 1.2%

Charter Communications, Inc. (Class A Stock)*	200	33,034
Fox Corp. (Class A Stock)	8,200	520,618
Fox Corp. (Class B Stock)	16,300	929,426
Gray Media, Inc.	96,800	545,952
Nexstar Media Group, Inc.	500	104,070

		2,133,100

Metals & Mining 2.0%

Alcoa Corp.	15,200	969,608
Anglogold Ashanti PLC (Australia)	4,300	403,039
Constellium SE*	3,400	106,352
Nucor Corp.	9,200	2,072,668

		3,551,667

Mortgage Real Estate Investment Trusts (REITs) 0.1%

TPG Mortgage Investment Trust, Inc.	13,200	104,148

Multi-Utilities 2.0%

CMS Energy Corp.	4,600	353,004
Consolidated Edison, Inc.	14,833	1,653,731
Public Service Enterprise Group, Inc.	19,400	1,584,204

		3,590,939

Oil, Gas & Consumable Fuels 7.1%

Antero Midstream Corp.	25,100	548,686
Antero Resources Corp.*	12,800	502,528
APA Corp.	28,100	1,144,513
Cheniere Energy, Inc.	6,100	1,677,195
Devon Energy Corp.	34,100	1,751,717
HF Sinclair Corp.	15,700	1,055,197
Kinder Morgan, Inc.	2,300	75,601
Marathon Petroleum Corp.	4,800	1,191,792
Ovintiv, Inc.	24,400	1,501,820
Permian Resources Corp. (Class A Stock)	5,300	114,586
Phillips 66	7,700	1,379,455
Riley Exploration Permian, Inc.	11,600	419,572
SandRidge Energy, Inc.	2,700	41,985
Valero Energy Corp.	5,500	1,389,190

		12,793,837

Passenger Airlines 1.8%

Delta Air Lines, Inc.	21,900	1,488,981
SkyWest, Inc.*	1,200	98,544
Southwest Airlines Co.	8,400	318,528
United Airlines Holdings, Inc.*	14,900	1,341,000

		3,247,053

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  19

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals 2.5%

Collegium Pharmaceutical, Inc.*	9,900	$333,927
Elanco Animal Health, Inc.*	27,900	624,123
Harmony Biosciences Holdings, Inc.*	11,400	356,364
Indivior Pharmaceuticals, Inc.*	7,500	275,850
Jazz Pharmaceuticals PLC*	4,900	994,798
Phibro Animal Health Corp. (Class A Stock)	1,100	58,498
Royalty Pharma PLC (Class A Stock)	29,300	1,467,637
Viatris, Inc.	30,800	460,152

		4,571,349

Professional Services 0.4%

Genpact Ltd.	11,200	389,200
IBEX Holdings Ltd.*	11,600	321,900

		711,100

Real Estate Management & Development 1.4%

CBRE Group, Inc. (Class A Stock)*	8,000	1,141,840
Jones Lang LaSalle, Inc.*	4,100	1,304,333

		2,446,173

Residential REITs 0.3%

Sun Communities, Inc.	4,700	600,848

Retail REITs 2.0%

Brixmor Property Group, Inc.	38,300	1,152,447
CBL & Associates Properties, Inc.	9,800	441,196
Kimco Realty Corp.	48,900	1,155,996
Realty Income Corp.	713	45,803
Regency Centers Corp.	7,900	615,015
Simon Property Group, Inc.	1,200	244,452

		3,654,909

Semiconductors & Semiconductor Equipment 3.7%

Amkor Technology, Inc.	2,400	167,400
Cirrus Logic, Inc.*	8,700	1,418,796
Credo Technology Group Holding Ltd.*	300	52,203
First Solar, Inc.*	800	161,512
Microchip Technology, Inc.	400	37,164
MKS, Inc.	6,000	1,702,500
ON Semiconductor Corp.*	2,700	272,187
Photronics, Inc.*	2,500	123,700
Skyworks Solutions, Inc.	14,400	1,010,448
Teradyne, Inc.	4,800	1,648,656

		6,594,566

Software 3.2%

Consensus Cloud Solutions, Inc.*	15,500	401,140
Docusign, Inc.*	13,000	597,870
Dolby Laboratories, Inc. (Class A Stock)	2,000	128,280
Gen Digital, Inc.	55,800	1,076,382
Ooma, Inc.*	2,200	35,904
Pegasystems, Inc.	22,400	818,720
RingCentral, Inc. (Class A Stock)	1,800	72,396
Teradata Corp.*	35,700	940,695

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Trimble, Inc.*	5,100	$343,332
Zoom Communications, Inc.*	14,700	1,428,105

		5,842,824

Specialized REITs 2.5%

Digital Realty Trust, Inc.	300	60,282
EPR Properties	18,100	1,010,161
Gaming & Leisure Properties, Inc.	12,400	600,904
Millrose Properties, Inc.	31,400	963,038
Outfront Media, Inc.	2,800	86,380
SBA Communications Corp.	1,200	265,440
VICI Properties, Inc.	49,300	1,439,560

		4,425,765

Specialty Retail 1.9%

AutoNation, Inc.*	1,400	297,332
Bath & Body Works, Inc.	34,100	662,904
Ross Stores, Inc.	9,100	2,072,889
Urban Outfitters, Inc.*	5,400	379,836

		3,412,961

Technology Hardware, Storage & Peripherals 4.1%

Hewlett Packard Enterprise Co.	3,800	109,326
NetApp, Inc.	2,300	254,771
Sandisk Corp.*	2,800	3,070,228
Western Digital Corp.	8,900	3,867,228

		7,301,553

Textiles, Apparel & Luxury Goods 0.2%

Crocs, Inc.*	2,700	275,346

Trading Companies & Distributors 1.1%

Applied Industrial Technologies, Inc.	1,640	501,430
MSC Industrial Direct Co., Inc. (Class A Stock)	800	81,816
United Rentals, Inc.	1,120	1,075,021
WESCO International, Inc.	1,100	384,032

		2,042,299

TOTAL COMMON STOCKS (cost $141,350,735)		178,818,841

UNAFFILIATED EXCHANGE-TRADED FUND 0.4%
iShares Russell Mid-Cap Value ETF (cost $670,583)	4,570	716,210

TOTAL LONG-TERM INVESTMENTS (cost $142,021,318)		179,535,051

SHORT-TERM INVESTMENTS 1.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	466,956	466,956

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  21

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $1,346,435; includes $1,345,450 of cash collateral for securities on loan)(b)(wb)	1,347,277	$1,346,469

TOTAL SHORT-TERM INVESTMENTS (cost $1,813,391)		1,813,425

TOTAL INVESTMENTS 100.8% (cost $143,834,709)		181,348,476
Liabilities in excess of other assets (0.8)%		(1,489,021)

NET ASSETS 100.0%		$179,859,455

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,341,332; cash collateral of $1,345,450 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 3,827,942	$—	$—
Air Freight & Logistics	1,242,276	—	—
Automobile Components	1,218,380	—	—
Automobiles	353,944	—	—
Banks	1,663,206	—	—
Beverages	926,559	—	—
Biotechnology	5,439,897	—	—
Building Products	3,015,247	—	—
Capital Markets	8,179,330	—	—
Chemicals	1,937,402	—	—
Commercial Services & Supplies	794,567	—	—
Communications Equipment	587,244	—	—
Construction & Engineering	2,051,567	—	—
Consumer Finance	2,476,186	—	—
Consumer Staples Distribution & Retail	3,521,175	—	—
Containers & Packaging	1,440,153	—	—
Distributors	302,532	—	—
Diversified Consumer Services	1,582,570	—	—
Electric Utilities	7,706,777	—	—
Electrical Equipment	5,305,116	—	—
Electronic Equipment, Instruments & Components	10,818,447	—	—
Energy Equipment & Services	2,052,654	—	—
Entertainment	34,968	—	—
Financial Services	975,120	—	—
Food Products	2,719,861	—	—
Gas Utilities	1,235,149	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Ground Transportation	$880,355	$—	$—
Health Care Equipment & Supplies	2,441,592	—	—
Health Care Providers & Services	3,377,558	—	—
Health Care REITs	136,213	—	—
Hotel & Resort REITs	1,510,779	—	—
Hotels, Restaurants & Leisure	2,297,611	—	—
Household Durables	423,753	—	—
Household Products	1,237,104	—	—
Insurance	8,753,506	—	—
Interactive Media & Services	224,856	—	—
IT Services	1,918,812	—	—
Life Sciences Tools & Services	4,048,422	—	—
Machinery	12,249,620	—	—
Marine Transportation	609,954	—	—
Media	2,133,100	—	—
Metals & Mining	3,551,667	—	—
Mortgage Real Estate Investment Trusts (REITs)	104,148	—	—
Multi-Utilities	3,590,939	—	—
Oil, Gas & Consumable Fuels	12,793,837	—	—
Passenger Airlines	3,247,053	—	—
Pharmaceuticals	4,571,349	—	—
Professional Services	711,100	—	—
Real Estate Management & Development	2,446,173	—	—
Residential REITs	600,848	—	—
Retail REITs	3,654,909	—	—
Semiconductors & Semiconductor Equipment	6,594,566	—	—
Software	5,842,824	—	—
Specialized REITs	4,425,765	—	—
Specialty Retail	3,412,961	—	—
Technology Hardware, Storage & Peripherals	7,301,553	—	—
Textiles, Apparel & Luxury Goods	275,346	—	—
Trading Companies & Distributors	2,042,299	—	—
Unaffiliated Exchange-Traded Fund	716,210	—	—
Short-Term Investments
Affiliated Mutual Funds	1,813,425	—	—

Total	$181,348,476	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8
Electronic Equipment, Instruments & Components	6.0
Insurance	4.9
Capital Markets	4.5
Electric Utilities	4.3
Technology Hardware, Storage & Peripherals	4.1
Semiconductors & Semiconductor Equipment	3.7
Software	3.2
Biotechnology	3.0
Electrical Equipment	2.9
Pharmaceuticals	2.5
Specialized REITs	2.5
Life Sciences Tools & Services	2.3
Aerospace & Defense	2.1
Retail REITs	2.0
Multi-Utilities	2.0

Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0
Specialty Retail	1.9
Health Care Providers & Services	1.9
Passenger Airlines	1.8
Building Products	1.7
Food Products	1.5
Consumer Finance	1.4
Real Estate Management & Development	1.4
Health Care Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	1.3
Media	1.2
Energy Equipment & Services	1.1
Construction & Engineering	1.1
Trading Companies & Distributors	1.1
Chemicals	1.1
IT Services	1.1

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  23

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9
Diversified Consumer Services	0.9
Hotel & Resort REITs	0.8
Containers & Packaging	0.8
Air Freight & Logistics	0.7
Household Products	0.7
Gas Utilities	0.7
Automobile Components	0.7
Financial Services	0.5
Beverages	0.5
Ground Transportation	0.5
Commercial Services & Supplies	0.4
Unaffiliated Exchange-Traded Fund	0.4
Professional Services	0.4
Marine Transportation	0.3
Residential REITs	0.3

Communications Equipment	0.3%
Household Durables	0.2
Automobiles	0.2
Distributors	0.2
Textiles, Apparel & Luxury Goods	0.2
Interactive Media & Services	0.1
Health Care REITs	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Entertainment	0.0 *

100.8
Liabilities in excess of other assets	(0.8)

100.0%

* Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,341,332	$(1,341,332)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $1,341,332:
Unaffiliated investments (cost $142,021,318)	$179,535,051
Affiliated investments (cost $1,813,391)	1,813,425
Receivable for Fund shares sold	105,446
Dividends receivable	65,384
Tax reclaim receivable	1,640
Prepaid expenses	1,163

Total Assets	181,522,109

Liabilities
Payable to broker for collateral for securities on loan	1,345,450
Payable for Fund shares purchased	140,511
Management fee payable	85,434
Accrued expenses and other liabilities	49,571
Distribution fee payable	24,089
Affiliated transfer agent fee payable	16,862
Directors’ fees payable	737

Total Liabilities	1,662,654

Net Assets	$179,859,455

Net assets were comprised of:
Common stock, at par	$5,898
Paid-in capital in excess of par	147,757,675
Total distributable earnings (loss)	32,095,882

Net assets, April 30, 2026	$179,859,455

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 25

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A
Net asset value and redemption price per share, ($116,106,311 ÷ 3,820,241 shares of common stock issued and outstanding)	$30.39
Maximum sales charge (5.50% of offering price)	1.77

Maximum offering price to public	$32.16

Class C
Net asset value, offering price and redemption price per share, ($880,963 ÷ 35,558 shares of common stock issued and outstanding)	$24.78

Class R
Net asset value, offering price and redemption price per share, ($116,170 ÷ 3,788 shares of common stock issued and outstanding)	$30.67

Class Z
Net asset value, offering price and redemption price per share, ($28,807,273 ÷ 934,457 shares of common stock issued and outstanding)	$30.83

Class R2
Net asset value, offering price and redemption price per share, ($36,983 ÷ 1,206 shares of common stock issued and outstanding)	$30.66

Class R4
Net asset value, offering price and redemption price per share, ($47,704 ÷ 1,554 shares of common stock issued and outstanding)	$30.69

Class R6
Net asset value, offering price and redemption price per share, ($33,864,051 ÷ 1,101,616 shares of common stock issued and outstanding)	$30.74

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,429 foreign withholding tax)	$1,359,770
Affiliated dividend income	6,448
Affiliated income from securities lending, net	569

Total income	1,366,787

Expenses
Management fee	615,701
Distribution fee(a)	169,926
Shareholder servicing fees(a)	20
Transfer agent’s fees and expenses (including affiliated expense of $33,678)(a)	103,919
Custodian and accounting fees	25,623
Registration fees(a)	22,762
Shareholders’ reports	18,375
Professional fees	16,678
Audit fee	14,282
Directors’ fees	5,660
Miscellaneous	14,875

Total expenses	1,007,821
Less: Fee waiver and/or expense reimbursement(a)	(119,588)
Distribution fee waiver(a)	(27,578)

Net expenses	860,655

Net investment income (loss)	506,132

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $180)	10,876,514

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(143))	14,054,228

Net gain (loss) on investment transactions	24,930,742

Net Increase (Decrease) In Net Assets Resulting From Operations	$25,436,874

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	164,610	4,847	429	—	40	—	—
Shareholder servicing fees	—	—	—	—	5	15	—
Transfer agent’s fees and expenses	81,268	3,291	224	15,867	73	149	3,047
Registration fees	6,050	3,124	2,590	2,976	1,794	1,795	4,433
Fee waiver and/or expense reimbursement	(67,038)	(5,896)	(2,751)	(14,684)	(1,852)	(1,919)	(25,448)
Distribution fee waiver	(27,435)	—	(143)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 27

PGIM Quant Solutions Mid-Cap Value Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$506,132	$1,802,586
Net realized gain (loss) on investment transactions	10,876,514	13,277,411
Net change in unrealized appreciation (depreciation) on investments	14,054,228	(1,602,213)

Net increase (decrease) in net assets resulting from operations	25,436,874	13,477,784

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,212,372)	(1,555,340)
Class C	(6,994)	(14,829)
Class R	(963)	(1,365)
Class Z	(337,253)	(487,142)
Class R2	(319)	(277)
Class R4	(749)	(3,116)
Class R6	(459,667)	(601,910)

	(2,018,317)	(2,663,979)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,403,389	5,461,254
Net asset value of shares issued in reinvestment of dividends and distributions	1,963,768	2,580,830
Cost of shares purchased	(13,241,861)	(32,568,298)

Net increase (decrease) in net assets from Fund share transactions	(6,874,704)	(24,526,214)

Total increase (decrease)	16,543,853	(13,712,409)

Net Assets:
Beginning of period	163,315,602	177,028,011

End of period	$179,859,455	$163,315,602

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.49		$24.75	$19.11	$20.46	$22.40	$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.24	0.38	0.37	0.31	0.23
Net realized and unrealized gain (loss) on investment transactions	4.14		1.85	5.68	(1.39)	(1.98)	8.52
Total from investment operations	4.21		2.09	6.06	(1.02)	(1.67)	8.75
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.35)	(0.42)	(0.33)	(0.27)	(0.30)
Net asset value, end of period	$30.39		$26.49	$24.75	$19.11	$20.46	$22.40
Total Return(b):	16.00%		8.57%	32.01%	(5.05)%	(7.51)%	63.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116,106		$106,145	$110,303	$95,179	$111,871	$128,832
Average net assets (000)	$110,650		$106,047	$108,635	$109,356	$122,783	$123,830
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13	%(d)	1.13%	1.13%	1.13%	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	1.30	%(d)	1.32%	1.32%	1.36%	1.33%	1.33%
Net investment income (loss)	0.49	%(d)	0.97%	1.65%	1.77%	1.42%	1.13%
Portfolio turnover rate(e)	49%		111%	97%	70%	67%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  29

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.59		$20.25	$15.72	$16.89	$18.55	$11.63
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	0.04	0.17	0.18	0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	3.37		1.51	4.65	(1.15)	(1.64)	7.10
Total from investment operations	3.34		1.55	4.82	(0.97)	(1.52)	7.15
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.21)	(0.29)	(0.20)	(0.14)	(0.23)
Net asset value, end of period	$24.78		$21.59	$20.25	$15.72	$16.89	$18.55
Total Return(c):	15.55%		7.71%	30.90%	(5.83)%	(8.24)%	62.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$881		$1,061	$1,546	$2,147	$4,527	$7,641
Average net assets (000)	$977		$1,236	$1,887	$3,424	$6,293	$8,011
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.95	%(e)	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses before waivers and/or expense reimbursement	3.17	%(e)	3.00%	2.81%	2.41%	2.26%	2.15%
Net investment income (loss)	(0.29	)%(e)	0.18%	0.92%	1.05%	0.68%	0.33%
Portfolio turnover rate(f)	49%		111%	97%	70%	67%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.70		$24.94	$19.26	$20.61	$22.56	$14.06
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.16	0.32	0.28	0.26	0.18
Net realized and unrealized gain (loss) on investment transactions	4.16		1.88	5.71	(1.37)	(2.01)	8.58
Total from investment operations	4.19		2.04	6.03	(1.09)	(1.75)	8.76
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.28)	(0.35)	(0.26)	(0.20)	(0.26)
Net asset value, end of period	$30.67		$26.70	$24.94	$19.26	$20.61	$22.56
Total Return(b):	15.84%		8.21%	31.57%	(5.34)%	(7.79)%	62.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116		$115	$128	$164	$182	$352
Average net assets (000)	$115		$117	$141	$144	$292	$414
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45	%(d)	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	6.51	%(d)	6.37%	5.93%	5.20%	4.08%	3.57%
Net investment income (loss)	0.18	%(d)	0.65%	1.41%	1.35%	1.18%	0.87%
Portfolio turnover rate(e)	49%		111%	97%	70%	67%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund  31

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.89		$25.12	$19.39	$20.75	$22.71	$14.14
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.31	0.44	0.43	0.39	0.28
Net realized and unrealized gain (loss) on investment transactions	4.21		1.87	5.76	(1.41)	(2.02)	8.63
Total from investment operations	4.31		2.18	6.20	(0.98)	(1.63)	8.91
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.41)	(0.47)	(0.38)	(0.33)	(0.34)
Net asset value, end of period	$30.83		$26.89	$25.12	$19.39	$20.75	$22.71
Total Return(b):	16.17%		8.82%	32.32%	(4.79)%	(7.26)%	63.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,807		$25,012	$29,676	$26,636	$34,193	$65,489
Average net assets (000)	$26,197		$27,055	$29,616	$31,753	$49,899	$64,701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.88	%(d)	0.88%	0.89%	0.89%	0.89%	0.87%
Expenses before waivers and/or expense reimbursement	0.99	%(d)	1.00%	1.00%	0.99%	0.97%	0.95%
Net investment income (loss)	0.74	%(d)	1.23%	1.90%	2.03%	1.77%	1.37%
Portfolio turnover rate(e)	49%		111%	97%	70%	67%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.71		$24.95	$19.26	$20.62	$22.56	$14.05
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.21	0.35	0.41	0.29	0.21
Net realized and unrealized gain (loss) on investment transactions	4.18		1.88	5.74	(1.46)	(1.98)	8.59
Total from investment operations	4.23		2.09	6.09	(1.05)	(1.69)	8.80
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.33)	(0.40)	(0.31)	(0.25)	(0.29)
Net asset value, end of period	$30.66		$26.71	$24.95	$19.26	$20.62	$22.56
Total Return(b):	15.94%		8.47%	31.87%	(5.16)%	(7.55)%	63.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37		$27	$21	$12	$40	$44
Average net assets (000)	$33		$23	$20	$26	$43	$44
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23	%(d)	1.23%	1.23%	1.23%	1.23%	1.23%
Expenses before waivers and/or expense reimbursement	12.68	%(d)	17.75%	25.02%	16.92%	13.29%	13.76%
Net investment income (loss)	0.37	%(d)	0.85%	1.50%	1.97%	1.32%	1.02%
Portfolio turnover rate(e)	49%		111%	97%	70%	67%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 33

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.77		$25.01	$19.30	$20.67	$22.62	$14.08
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.30	0.44	0.43	0.35	0.25
Net realized and unrealized gain (loss) on investment transactions	4.16		1.85	5.72	(1.44)	(2.00)	8.61
Total from investment operations	4.26		2.15	6.16	(1.01)	(1.65)	8.86
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.39)	(0.45)	(0.36)	(0.30)	(0.32)
Net asset value, end of period	$30.69		$26.77	$25.01	$19.30	$20.67	$22.62
Total Return(b):	16.06%		8.72%	32.23%	(4.94)%	(7.34)%	63.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48		$59	$198	$313	$1,579	$1,778
Average net assets (000)	$58		$94	$369	$1,455	$1,706	$2,631
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	0.98%	0.98%	0.98%	0.98%	0.98%
Expenses before waivers and/or expense reimbursement	7.70	%(d)	5.14%	2.25%	1.39%	1.33%	1.29%
Net investment income (loss)	0.68	%(d)	1.21%	1.89%	2.05%	1.59%	1.28%
Portfolio turnover rate(e)	49%		111%	97%	70%	67%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.84		$25.06	$19.35	$20.71	$22.66	$14.10
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.35	0.48	0.46	0.41	0.31
Net realized and unrealized gain (loss) on investment transactions	4.18		1.88	5.73	(1.40)	(2.00)	8.61
Total from investment operations	4.31		2.23	6.21	(0.94)	(1.59)	8.92
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.45)	(0.50)	(0.42)	(0.36)	(0.36)
Net asset value, end of period	$30.74		$26.84	$25.06	$19.35	$20.71	$22.66
Total Return(b):	16.26%		9.00%	32.47%	(4.63)%	(7.10)%	64.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,864		$30,898	$35,157	$39,113	$55,273	$67,320
Average net assets (000)	$32,054		$32,026	$40,994	$49,175	$65,489	$58,904
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses before waivers and/or expense reimbursement	0.89	%(d)	0.90%	0.88%	0.86%	0.85%	0.85%
Net investment income (loss)	0.89	%(d)	1.38%	2.09%	2.20%	1.84%	1.52%
Portfolio turnover rate(e)	49%		111%	97%	70%	67%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 35

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Global Equity Income Fund and PGIM Quant Solutions Mid-Cap Value Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective

PGIM Jennison Global Equity Income Fund (“Jennison Global Equity Income”)	Income and capital appreciation.
PGIM Quant Solutions Mid-Cap Value Fund (“Quant Solutions Mid-Cap Value”)	Capital growth.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Jennison Global Equity Income

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Quant Solutions Mid-Cap Value
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)
Jennison Global Equity Income	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
Quant Solutions Mid-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Global Equity Income	0.745% of average daily net assets up to $500 million; 0.730% of average daily net assets over $500 million to $1 billion; 0.625% of average daily net assets over $1 billion to $2.5 billion; 0.600% of average daily net assets over $2.5 billion to $7.5 billion; 0.580% of average daily net assets over $7.5 billion to $10 billion; 0.560% of average daily net assets over $10 billion.	0.74%
Quant Solutions Mid-Cap Value	0.73% of average daily net assets to $1 billion; 0.71% of average daily net assets from $1 billion to $3 billion; 0.69% of average daily net assets from $3 billion to $5 billion; 0.67% of average daily net assets over $5 billion.	0.73

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of

Notes to Financial Statements (unaudited) (continued)

recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Global Equity Income - Class A	—%
Jennison Global Equity Income - Class C	—
Jennison Global Equity Income - Class R	—
Jennison Global Equity Income - Class Z	—
Jennison Global Equity Income - Class R6	0.80
Quant Solutions Mid-Cap Value - Class A	1.13
Quant Solutions Mid-Cap Value - Class C	1.95
Quant Solutions Mid-Cap Value - Class R	1.45
Quant Solutions Mid-Cap Value - Class Z	0.95
Quant Solutions Mid-Cap Value - Class R2	1.23
Quant Solutions Mid-Cap Value - Class R4	0.98
Quant Solutions Mid-Cap Value - Class R6	0.73

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Quant Solutions Mid-Cap Value Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Global Equity Income - Class A	0.30%	0.25%	N/A	%
Jennison Global Equity Income - Class C	1.00	1.00	N/A
Jennison Global Equity Income - Class R	0.75	0.50	N/A
Jennison Global Equity Income - Class Z	N/A	N/A	N/A
Jennison Global Equity Income - Class R6	N/A	N/A	N/A
Quant Solutions Mid-Cap Value - Class A	0.30	0.25	N/A
Quant Solutions Mid-Cap Value - Class C	1.00	1.00	N/A
Quant Solutions Mid-Cap Value - Class R	0.75	0.50	N/A
Quant Solutions Mid-Cap Value - Class Z	N/A	N/A	N/A
Quant Solutions Mid-Cap Value - Class R2	0.25	0.25	0.10
Quant Solutions Mid-Cap Value - Class R4	N/A	N/A	0.10
Quant Solutions Mid-Cap Value - Class R6	N/A	N/A	N/A

The RIC, on behalf of Jennison Global Equity Income, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Global Equity Income	$164

For the reporting period ended April 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Global Equity Income - Class A	$100,615	$57
Jennison Global Equity Income - Class C	—	241

Quant Solutions Mid-Cap Value - Class A	18,781	2
Quant Solutions Mid-Cap Value - Class C	—	—

PGIM Investments, PGIM Quantitative Solutions, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Global Equity Income	$ 7,776,895	$40,258,909

Quant Solutions Mid-Cap Value	84,202,978	92,813,573

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

Jennison Global Equity Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$5,122,913	$29,572,800	$31,189,319	$—	$—	$3,506,394	3,506,394	$70,792	$—

Quant Solutions Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$ 143,563	$9,563,130	$9,239,737	$ —	$ —	$ 466,956	466,956	$6,448	$—

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)
$1,277,677	$ 3,982,362	$ 3,913,607	$(143)	$180	$1,346,469	1,347,277	$ 569	(1)	$—
$1,421,240	$13,545,492	$13,153,344	$(143)	$180	$1,813,425		$7,017		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Global Equity Income	$457,413,757	$396,058,654	$(17,478,605)	$378,580,049

Quant Solutions Mid-Cap Value	144,404,374	41,486,853	(4,542,751)	36,944,102

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Global Equity Income	$—	$—
Quant Solutions Mid-Cap Value	15,771,000	12,358,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Jennison Global Equity Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. The Quant Solutions Mid-Cap Value Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Jennison Global Equity Income - Class A	400,000,000
Jennison Global Equity Income - Class B	20,000,000

Fund	Number of Shares

Jennison Global Equity Income - Class C	300,000,000

Jennison Global Equity Income - Class R	75,000,000

Jennison Global Equity Income - Class Z	1,250,000,000

Jennison Global Equity Income - Class T	650,000,000

Jennison Global Equity Income - Class R6	75,000,000

Quant Solutions Mid-Cap Value - Class A	100,000,000

Quant Solutions Mid-Cap Value - Class B	5,000,000

Quant Solutions Mid-Cap Value - Class C	30,000,000

Quant Solutions Mid-Cap Value - Class R	75,000,000

Quant Solutions Mid-Cap Value - Class Z	190,000,000

Quant Solutions Mid-Cap Value - Class T	75,000,000

Quant Solutions Mid-Cap Value - Class R2	75,000,000

Quant Solutions Mid-Cap Value - Class R4	75,000,000

Quant Solutions Mid-Cap Value - Class R6	175,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Quant Solutions Mid-Cap Value–Class R	35	0.9%

Quant Solutions Mid-Cap Value–Class Z	13,589	1.5

Quant Solutions Mid-Cap Value–Class R2	548	45.4

Quant Solutions Mid-Cap Value–Class R4	558	35.9

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Global Equity Income	—	—%
Quant Solutions Mid-Cap Value	—	—
Unaffiliated:
Jennison Global Equity Income	8	60.7
Quant Solutions Mid-Cap Value	6	53.2

Transactions in shares of common stock were as follows:

Jennison Global Equity Income:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	666,209	$10,724,109

Shares issued in reinvestment of dividends and distributions	2,379,702	36,414,369

Shares purchased	(2,436,624)	(39,451,013)

Net increase (decrease) in shares outstanding before conversion	609,287	7,687,465

Shares issued upon conversion from other share class(es)	83,273	1,354,023

Shares purchased upon conversion into other share class(es)	(165,216)	(2,681,988)

Net increase (decrease) in shares outstanding	527,344	$6,359,500

Year ended October 31, 2025:

Shares sold	776,359	$11,139,388

Shares issued in reinvestment of dividends and distributions	1,882,282	25,635,886

Shares purchased	(5,563,472)	(80,149,157)

Net increase (decrease) in shares outstanding before conversion	(2,904,831)	(43,373,883)

Shares issued upon conversion from other share class(es)	236,565	3,410,277

Notes to Financial Statements (unaudited) (continued)

Jennison Global Equity Income (cont’d.):

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(432,906)	$(6,268,148)

Net increase (decrease) in shares outstanding	(3,101,172)	$(46,231,754)

Class C

Six months ended April 30, 2026:

Shares sold	41,724	$565,688

Shares issued in reinvestment of dividends and distributions	64,234	806,693

Shares purchased	(68,997)	(926,810)

Net increase (decrease) in shares outstanding before conversion	36,961	445,571

Shares purchased upon conversion into other share class(es)	(95,099)	(1,268,663)

Net increase (decrease) in shares outstanding	(58,138)	$(823,092)

Year ended October 31, 2025:

Shares sold	79,808	$954,089

Shares issued in reinvestment of dividends and distributions	51,560	581,998

Shares purchased	(163,243)	(1,910,873)

Net increase (decrease) in shares outstanding before conversion	(31,875)	(374,786)

Shares purchased upon conversion into other share class(es)	(218,757)	(2,628,659)

Net increase (decrease) in shares outstanding	(250,632)	$(3,003,445)

Class R

Six months ended April 30, 2026:

Shares sold	129,950	$2,128,368

Shares issued in reinvestment of dividends and distributions	73,095	1,119,011

Shares purchased	(99,053)	(1,616,130)

Net increase (decrease) in shares outstanding	103,992	$1,631,249

Year ended October 31, 2025:

Shares sold	28,111	$397,361

Shares issued in reinvestment of dividends and distributions	57,479	780,858

Shares purchased	(224,645)	(3,261,510)

Net increase (decrease) in shares outstanding	(139,055)	$(2,083,291)

Class Z

Six months ended April 30, 2026:

Shares sold	335,642	$5,397,564

Shares issued in reinvestment of dividends and distributions	590,289	9,016,945

Shares purchased	(784,267)	(12,671,954)

Net increase (decrease) in shares outstanding before conversion	141,664	1,742,555

Shares issued upon conversion from other share class(es)	162,486	2,629,356

Shares purchased upon conversion into other share class(es)	(21,497)	(352,687)

Net increase (decrease) in shares outstanding	282,653	$4,019,224

Year ended October 31, 2025:

Shares sold	459,435	$6,624,022

Shares issued in reinvestment of dividends and distributions	468,334	6,383,836

Shares purchased	(1,903,013)	(27,220,093)

Net increase (decrease) in shares outstanding before conversion	(975,244)	(14,212,235)

Shares issued upon conversion from other share class(es)	480,597	6,900,925

Shares purchased upon conversion into other share class(es)	(74,443)	(1,074,302)

Net increase (decrease) in shares outstanding	(569,090)	$(8,385,612)

Class R6

Six months ended April 30, 2026:

Shares sold	88,561	$1,463,410

Jennison Global Equity Income (cont’d.):

Share Class	Shares	Amount

Shares issued in reinvestment of dividends and distributions	54,980	$843,143

Shares purchased	(142,148)	(2,330,740)

Net increase (decrease) in shares outstanding before conversion	1,393	(24,187)

Shares issued upon conversion from other share class(es)	19,459	319,959

Net increase (decrease) in shares outstanding	20,852	$295,772

Year ended October 31, 2025:

Shares sold	108,790	$1,565,926

Shares issued in reinvestment of dividends and distributions	45,959	628,229

Shares purchased	(319,196)	(4,568,607)

Net increase (decrease) in shares outstanding before conversion	(164,447)	(2,374,452)

Shares issued upon conversion from other share class(es)	49,871	746,095

Shares purchased upon conversion into other share class(es)	(76,247)	(1,086,188)

Net increase (decrease) in shares outstanding	(190,823)	$(2,714,545)

Quant Solutions Mid-Cap Value:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	43,211	$1,221,082

Shares issued in reinvestment of dividends and distributions	42,527	1,167,784

Shares purchased	(265,057)	(7,497,673)

Net increase (decrease) in shares outstanding before conversion	(179,319)	(5,108,807)

Shares issued upon conversion from other share class(es)	11,569	322,437

Shares purchased upon conversion into other share class(es)	(18,667)	(526,564)

Net increase (decrease) in shares outstanding	(186,417)	$(5,312,934)

Year ended October 31, 2025:

Shares sold	91,213	$2,259,874

Shares issued in reinvestment of dividends and distributions	60,653	1,485,383

Shares purchased	(591,595)	(14,760,032)

Net increase (decrease) in shares outstanding before conversion	(439,729)	(11,014,775)

Shares issued upon conversion from other share class(es)	22,771	538,989

Shares purchased upon conversion into other share class(es)	(32,876)	(785,129)

Net increase (decrease) in shares outstanding	(449,834)	$(11,260,915)

Class C
Six months ended April 30, 2026:

Shares sold	875	$19,988

Shares issued in reinvestment of dividends and distributions	297	6,675

Shares purchased	(4,607)	(106,027)

Net increase (decrease) in shares outstanding before conversion	(3,435)	(79,364)

Shares purchased upon conversion into other share class(es)	(10,133)	(230,490)

Net increase (decrease) in shares outstanding	(13,568)	$(309,854)

Year ended October 31, 2025:

Shares sold	3,276	$66,641

Shares issued in reinvestment of dividends and distributions	722	14,513

Shares purchased	(12,380)	(243,765)

Net increase (decrease) in shares outstanding before conversion	(8,382)	(162,611)

Shares purchased upon conversion into other share class(es)	(18,815)	(374,953)

Net increase (decrease) in shares outstanding	(27,197)	$(537,564)

Class R

Six months ended April 30, 2026:

Shares sold	137	$3,871

Shares issued in reinvestment of dividends and distributions	35	963

Notes to Financial Statements (unaudited) (continued)

Quant Solutions Mid-Cap Value (cont’d.):

Share Class	Shares	Amount

Shares purchased	(687)	$(19,789)

Net increase (decrease) in shares outstanding	(515)	$(14,955)

Year ended October 31, 2025:

Shares sold	411	$10,322

Shares issued in reinvestment of dividends and distributions	55	1,365

Shares purchased	(1,282)	(30,377)

Net increase (decrease) in shares outstanding	(816)	$(18,690)

Class Z

Six months ended April 30, 2026:

Shares sold	60,969	$1,794,855

Shares issued in reinvestment of dividends and distributions	11,795	328,150

Shares purchased	(78,901)	(2,240,999)

Net increase (decrease) in shares outstanding before conversion	(6,137)	(117,994)

Shares issued upon conversion from other share class(es)	14,314	409,915

Shares purchased upon conversion into other share class(es)	(3,755)	(106,486)

Net increase (decrease) in shares outstanding	4,422	$185,435

Year ended October 31, 2025:

Shares sold	44,509	$1,145,942

Shares issued in reinvestment of dividends and distributions	19,140	474,850

Shares purchased	(335,788)	(8,384,099)

Net increase (decrease) in shares outstanding before conversion	(272,139)	(6,763,307)

Shares issued upon conversion from other share class(es)	33,572	825,254

Shares purchased upon conversion into other share class(es)	(12,920)	(308,886)

Net increase (decrease) in shares outstanding	(251,487)	$(6,246,939)

Class R2

Six months ended April 30, 2026:

Shares sold	267	$7,472

Shares issued in reinvestment of dividends and distributions	11	319

Shares purchased	(79)	(2,280)

Net increase (decrease) in shares outstanding	199	$5,511

Year ended October 31, 2025:

Shares sold	192	$4,905

Shares issued in reinvestment of dividends and distributions	11	277

Shares purchased	(41)	(1,073)

Net increase (decrease) in shares outstanding	162	$4,109

Class R4

Six months ended April 30, 2026:

Shares sold	144	$4,080

Shares issued in reinvestment of dividends and distributions	11	291

Shares purchased	(797)	(22,687)

Net increase (decrease) in shares outstanding	(642)	$(18,316)

Year ended October 31, 2025:

Shares sold	479	$12,191

Shares issued in reinvestment of dividends and distributions	108	2,676

Shares purchased	(6,303)	(153,057)

Net increase (decrease) in shares outstanding	(5,716)	$(138,190)

Class R6

Six months ended April 30, 2026:

Quant Solutions Mid-Cap Value (cont’d.):

Share Class	Shares	Amount

Shares sold	47,258	$1,352,041

Shares issued in reinvestment of dividends and distributions	16,574	459,586

Shares purchased	(118,171)	(3,352,406)

Net increase (decrease) in shares outstanding before conversion	(54,339)	(1,540,779)

Shares issued upon conversion from other share class(es)	4,631	132,167

Shares purchased upon conversion into other share class(es)	(34)	(979)

Net increase (decrease) in shares outstanding	(49,742)	$(1,409,591)

Year ended October 31, 2025:

Shares sold	78,584	$1,961,379

Shares issued in reinvestment of dividends and distributions	24,343	601,766

Shares purchased	(358,793)	(8,995,895)

Net increase (decrease) in shares outstanding before conversion	(255,866)	(6,432,750)

Shares issued upon conversion from other share class(es)	10,128	255,195

Shares purchased upon conversion into other share class(es)	(5,612)	(150,470)

Net increase (decrease) in shares outstanding	(251,350)	$(6,328,025)

8. Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/26/2025 - 9/24/2026

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2026

Jennison Global Equity Income	$893,708	4.79%	24	$2,149,000	$—

Quant Solutions Mid-Cap Value	113,400	4.87	10	171,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Global Equity Income	Quant Solutions Mid-Cap Value

Country	X	–

Currency	X	–

Economic and Market Events	X	X

Emerging Markets	X	–

Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities	X	X

Foreign Securities	X	–

Geographic Concentration	X	–

Increase in Expenses	X	X

Initial Public Offerings	X	–

Large Shareholder and Large Scale Redemption	X	X

Management	X	X

Market Disruption and Geopolitical	X	X

Market	X	X

Medium Capitalization (Mid-Cap) Company	–	X

Model Design	–	X

Model Implementation	–	X

Portfolio Turnover	–	X

Real Estate Investment Trust	X	X

Sector Exposure	X	X

Value Style	X	X

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted.

Notes to Financial Statements (unaudited) (continued)

Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2026